Leasing Activities - Capital Lease Assets Recorded within Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Original Cost	$ 155	$ 155
Accumulated Amortization	77	69
Net Book Value	78	86
Electric Transmission Equipment [Member]
Original Cost	76	76
Accumulated Amortization	37	33
Net Book Value	39	43
Electric Distribution Equipment [Member]
Original Cost	76	76
Accumulated Amortization	37	33
Net Book Value	39	43
General Equipment [Member]
Original Cost	3	3
Accumulated Amortization	3	3
Net Book Value